JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Brazil — 10.9%
Alupar Investimento SA	110,889	585,382
Ambev SA	510,625	1,143,527
Banco Bradesco SA (Preference)	497,259	1,376,452
Banco do Brasil SA	259,920	918,148
BB Seguridade Participacoes SA	139,374	837,556
Bradespar SA (Preference)	120,197	336,364
BRF SA *	135,802	486,986
Caixa Seguridade Participacoes S/A	178,263	438,053
Centrais Eletricas Brasileiras SA	139,222	936,095
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	63,285	1,221,047
Cia Energetica de Minas Gerais (Preference)	435,349	796,131
Cia Paranaense de Energia - Copel (Preference)	360,663	765,182
CPFL Energia SA	101,984	686,808
CSN Mineracao SA	585,396	528,990
Embraer SA	100,149	1,439,400
Engie Brasil Energia SA	7,662	54,856
Gerdau SA (Preference)	193,609	581,219
GPS Participacoes e Empreendimentos SA (a)	17,378	43,821
Grupo Mateus SA *	59,858	77,929
Hypera SA	120,547	551,547
Isa Energia Brasil sa (Preference)	75,687	294,392
Itau Unibanco Holding SA (Preference)	457,946	2,860,757
Itausa SA (Preference)	729,423	1,344,330
Klabin SA	156,268	516,005
Lojas Renner SA	200,881	581,167
M Dias Branco SA	31,213	134,450
Marfrig Global Foods SA	164,984	635,534
Metalurgica Gerdau SA (Preference)	240,066	400,857
Neoenergia SA	155,324	681,539
Petroleo Brasileiro SA (Preference)	442,594	2,572,784
Porto Seguro SA	66,041	610,574
PRIO SA *	92,617	696,006
Rede D'Or Sao Luiz SA (b)	131,179	758,557
Santos Brasil Participacoes SA	211,882	527,477
Sao Martinho SA	99,275	306,536
SLC Agricola SA	109,461	358,514
Suzano SA	77,500	720,254
Telefonica Brasil SA	179,120	1,007,951
TIM SA	235,094	866,139
TOTVS SA	103,252	803,033
Transmissora Alianca de Energia Eletrica S/A	114,665	683,131
Vale SA	307,535	2,926,760
Vibra Energia SA	175,348	666,063
WEG SA	154,619	1,021,672
		35,779,975
Chile — 2.2%
Banco de Chile	7,319,893	1,008,338

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — continued
Banco de Credito e Inversiones SA	4,171	165,534
Banco Santander Chile	9,093,012	525,231
Cencosud SA	277,770	836,786
Cia Cervecerias Unidas SA	43,364	256,463
Cia Sud Americana de Vapores SA	11,613,160	586,861
Colbun SA	2,899,469	429,222
Embotelladora Andina SA (Preference), Class B	155,664	597,298
Empresas CMPC SA	126,903	178,766
Empresas Copec SA	24,539	162,456
Enel Americas SA	3,832,451	382,217
Enel Chile SA	8,283,348	530,585
Falabella SA	134,078	668,591
Latam Airlines Group SA	35,687,548	780,451
		7,108,799
China — 21.1%
An Hui Wenergy Co. Ltd., Class A	324,200	319,472
Anhui Conch Cement Co. Ltd., Class H	500	1,448
Anhui Expressway Co. Ltd., Class A	264,400	576,035
BAIC Motor Corp. Ltd., Class H * (b)	1,167,000	318,773
Bank of China Ltd., Class H	6,212,000	3,585,650
Baoshan Iron & Steel Co. Ltd., Class A	445,300	452,851
Beijing Enterprises Holdings Ltd.	77,500	324,265
Beijing Shougang Co. Ltd., Class A	671,900	389,119
Bosideng International Holdings Ltd.	860,000	490,799
Brilliance China Automotive Holdings Ltd.	1,446,000	576,803
CGN Power Co. Ltd., Class H (b)	2,473,000	929,038
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	139,600	792,075
China CITIC Bank Corp. Ltd., Class H	1,322,000	1,228,300
China Coal Energy Co. Ltd., Class H	492,000	604,524
China Communications Services Corp. Ltd., Class H	858,000	499,733
China Construction Bank Corp., Class H	4,961,000	5,074,129
China Feihe Ltd. (b)	873,000	518,999
China Hongqiao Group Ltd.	348,000	917,989
China Medical System Holdings Ltd.	204,000	346,373
China Merchants Port Group Co. Ltd., Class A	116,900	325,773
China Merchants Port Holdings Co. Ltd.	308,000	606,583
China National Chemical Engineering Co. Ltd., Class A *	145,900	161,410
China National Medicines Corp. Ltd., Class A	67,700	276,046
China Petroleum & Chemical Corp., Class H	2,122,000	1,245,238
China Resources Pharmaceutical Group Ltd. (b)	477,500	333,450
China Resources Power Holdings Co. Ltd.	280,000	693,865
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	117,602	510,274
China Shenhua Energy Co. Ltd., Class H	379,000	1,642,643
China South Publishing & Media Group Co. Ltd., Class A	302,600	538,733
China United Network Communications Ltd., Class A	739,100	548,368
China XD Electric Co. Ltd., Class A	365,300	331,479
China Yangtze Power Co. Ltd., Class A	200,000	772,434

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Chongqing Rural Commercial Bank Co. Ltd., Class H	832,000	659,893
CITIC Ltd.	697,000	1,045,622
COFCO Sugar Holding Co. Ltd., Class A	296,800	402,597
COSCO SHIPPING Holdings Co. Ltd., Class H (c)	539,850	986,814
COSCO SHIPPING Ports Ltd.	310,000	217,082
CRRC Corp. Ltd., Class A	443,300	452,749
Datang International Power Generation Co. Ltd., Class H	440,000	110,920
Dong-E-E-Jiao Co. Ltd., Class A	43,900	314,211
ENN Energy Holdings Ltd.	100,800	821,522
ENN Natural Gas Co. Ltd., Class A	110,300	281,835
Foxconn Industrial Internet Co. Ltd., Class A	156,500	745,662
Fujian Funeng Co. Ltd., Class A	251,200	328,978
GD Power Development Co. Ltd., Class A	832,500	528,489
Geely Automobile Holdings Ltd.	233,000	522,623
Great Wall Motor Co. Ltd., Class H	496,500	810,253
Gree Electric Appliances, Inc. of Zhuhai, Class A	80,600	509,386
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	573,700	370,468
Guangdong South New Media Co. Ltd., Class A	50,600	287,556
Guangxi Guiguan Electric Power Co. Ltd., Class A	398,100	350,350
Guangxi Liugong Machinery Co. Ltd., Class A	222,700	330,265
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	36,836
Haitian International Holdings Ltd.	89,000	241,257
Heilongjiang Agriculture Co. Ltd., Class A	251,700	521,488
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,100	58,507
HLA Group Corp. Ltd.	435,800	411,426
Huadian Power International Corp. Ltd., Class H	936,000	503,903
Huaibei Mining Holdings Co. Ltd., Class A	174,500	296,975
Huaihe Energy Group Co. Ltd., Class A *	671,400	327,744
Huapont Life Sciences Co. Ltd., Class A *	455,800	276,373
Huaxin Cement Co. Ltd., Class H	155,500	254,834
Huayu Automotive Systems Co. Ltd., Class A	96,000	233,475
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	132,900	494,128
Industrial & Commercial Bank of China Ltd., Class H	2,209,000	1,692,592
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	227,416	634,309
Inner Mongolia ERDOS Resources Co. Ltd., Class A	192,380	270,597
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	550,600	307,379
Inner Mongolia Yitai Coal Co. Ltd., Class B	375,700	770,933
Jiangling Motors Corp. Ltd., Class A *	125,800	368,184
Jiangsu Expressway Co. Ltd., Class A	204,300	401,371
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	188,000	284,397
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	87,000	420,099
Jiangsu Zhongtian Technology Co. Ltd., Class A	182,200	349,225
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	172,900	303,888
KingClean Electric Co. Ltd., Class A	21,918	69,849
Kunlun Energy Co. Ltd.	560,000	539,477
Lao Feng Xiang Co. Ltd., Class A	21,900	142,793
Li Ning Co. Ltd.	16,500	34,958
Livzon Pharmaceutical Group, Inc., Class A	67,300	391,236

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Meihua Holdings Group Co. Ltd., Class A	249,300	388,662
Nanjing Iron & Steel Co. Ltd., Class A	639,900	402,987
Newland Digital Technology Co. Ltd., Class A	46,600	192,293
Ningbo Sanxing Medical Electric Co. Ltd., Class A	143,700	447,394
Offshore Oil Engineering Co. Ltd., Class A	298,400	227,993
PetroChina Co. Ltd., Class A	459,200	564,580
Qingdao Port International Co. Ltd., Class A	420,200	506,795
Qinhuangdao Port Co. Ltd., Class A	769,600	345,239
SF Holding Co. Ltd., Class A	70,900	451,461
Shaanxi Coal Industry Co. Ltd., Class A	246,800	688,230
Shandong Nanshan Aluminum Co. Ltd., Class A	674,400	366,586
Shandong Publishing & Media Co. Ltd., Class A	315,900	394,178
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,000	26,408
Shanghai Huayi Group Co. Ltd., Class A	334,000	384,095
Shanghai International Port Group Co. Ltd., Class A	423,400	330,488
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	141,100	495,560
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,400	48,484
Shanghai Tunnel Engineering Co. Ltd., Class A	431,600	395,409
Shanjin International Gold Co. Ltd., Class A	223,220	557,109
Shanxi Coal International Energy Group Co. Ltd., Class A	129,600	172,170
Shenergy Co. Ltd., Class A	324,400	367,270
Shenzhen Aisidi Co. Ltd., Class A	252,540	438,104
Shenzhen Expressway Corp. Ltd.	227,500	325,405
Shenzhen Transsion Holdings Co. Ltd., Class A	3,201	33,732
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	11,865	504,589
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	84,800	443,623
Sinoma International Engineering Co., Class A	133,100	167,358
Sinopharm Group Co. Ltd., Class H	152,400	366,313
Sinotrans Ltd., Class A	56,800	41,817
Sinotruk Hong Kong Ltd.	225,000	685,700
TangShan Port Group Co. Ltd., Class A	965,200	541,814
Tasly Pharmaceutical Group Co. Ltd., Class A	162,600	369,004
Tian Di Science & Technology Co. Ltd., Class A	538,300	459,893
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Tianjin Port Co. Ltd., Class A	561,100	359,008
Tianshan Aluminum Group Co. Ltd., Class A	255,200	321,831
Triangle Tyre Co. Ltd., Class A	161,000	308,431
Uni-President China Holdings Ltd.	314,000	396,698
Wanxiang Qianchao Co. Ltd., Class A	611,100	638,193
Wuliangye Yibin Co. Ltd., Class A	38,200	640,924
Xinhua Winshare Publishing and Media Co. Ltd., Class A	266,200	556,225
Yangzijiang Shipbuilding Holdings Ltd.	441,100	865,186
Yankuang Energy Group Co. Ltd., Class H	675,200	769,819
Yonfer Agricultural Technology Co. Ltd.	195,300	384,695
Youngor Fashion Co. Ltd., Class A	433,900	441,655
Yunnan Aluminium Co. Ltd., Class A	172,400	370,431
Yunnan Baiyao Group Co. Ltd., Class A	32,460	252,199
Yunnan Yuntianhua Co. Ltd., Class A	124,300	424,271

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yutong Bus Co. Ltd., Class A	190,800	658,658
Zhejiang Expressway Co. Ltd., Class H	478,000	455,443
Zhejiang Longsheng Group Co. Ltd., Class A	445,100	652,659
Zhejiang NHU Co. Ltd., Class A	119,500	370,734
Zhejiang Semir Garment Co. Ltd., Class A	92,500	68,101
Zhejiang Zheneng Electric Power Co. Ltd., Class A	410,900	295,551
Zhongjin Gold Corp. Ltd., Class A	208,000	412,792
Zhongshan Broad Ocean Motor Co. Ltd., Class A	359,000	325,688
ZMJ Group Co. Ltd., Class A	55,700	124,846
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	83,400	65,085
		68,938,045
Colombia — 0.2%
Ecopetrol SA	699,351	294,060
Grupo Cibest SA (Preference)	18,100	195,886
		489,946
Czech Republic — 0.5%
CEZ A/S	21,506	1,246,045
Moneta Money Bank A/S (b)	60,180	418,590
		1,664,635
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	328,483	636,383
Greece — 2.6%
Eurobank Ergasias Services and Holdings SA	198,983	730,340
Hellenic Telecommunications Organization SA	43,133	782,652
HELLENiQ ENERGY Holdings S.A.	29,405	258,557
JUMBO SA	25,452	860,918
Metlen Energy & Metals SA	19,067	1,048,902
Motor Oil Hellas Corinth Refineries SA	26,489	758,843
National Bank of Greece SA	66,116	922,223
OPAP SA	42,112	944,824
Piraeus Financial Holdings SA	167,878	1,290,888
Public Power Corp. SA	54,868	889,932
		8,488,079
Hungary — 0.9%
Magyar Telekom Telecommunications plc	148,894	739,317
MOL Hungarian Oil & Gas plc	85,305	741,174
OTP Bank Nyrt.	4,954	401,997
Richter Gedeon Nyrt.	31,757	953,200
		2,835,688
India — 10.1%
Adani Power Ltd. *	135,502	902,990
Aurobindo Pharma Ltd. *	22,458	290,365
Bajaj Auto Ltd.	11,352	1,033,570
Bajaj Holdings & Investment Ltd.	1,235	196,097
Bank of Baroda	24,198	65,385

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Bharat Petroleum Corp. Ltd.	167,334	625,317
Canara Bank	124,112	151,042
Castrol India Ltd.	40,761	100,975
Cipla Ltd.	56,953	1,005,802
Coal India Ltd.	49,053	209,773
Colgate-Palmolive India Ltd.	7,758	198,367
Dabur India Ltd.	63,512	382,667
Divi's Laboratories Ltd.	10,396	778,500
Dr Reddy's Laboratories Ltd.	52,570	758,464
GAIL India Ltd.	108,265	218,090
Glenmark Pharmaceuticals Ltd.	9,376	227,544
HCL Technologies Ltd.	70,657	1,177,860
Hindalco Industries Ltd.	28,236	218,592
Hindustan Petroleum Corp. Ltd.	80,566	382,515
Hindustan Unilever Ltd.	84,064	2,414,284
Hindustan Zinc Ltd.	35,215	169,543
ICICI Lombard General Insurance Co. Ltd. (b)	3,610	79,223
Indian Oil Corp. Ltd. *	366,493	605,460
Indus Towers Ltd. *	114,636	472,766
Infosys Ltd.	224,564	3,819,148
ITC Ltd.	327,324	1,535,050
Jindal Steel & Power Ltd.	24,941	273,433
JSW Steel Ltd.	35,453	422,910
Mphasis Ltd.	579	18,281
Nestle India Ltd.	29,211	747,800
NHPC Ltd.	254,984	240,633
NMDC Ltd.	631,781	507,792
NTPC Ltd.	275,602	1,045,998
Oil & Natural Gas Corp. Ltd.	244,888	670,930
Oil India Ltd.	40,737	203,773
Petronet LNG Ltd.	91,930	301,388
Piramal Enterprises Ltd.	3,529	50,201
Power Grid Corp. of India Ltd.	228,478	755,295
REC Ltd.	113,050	506,726
Reliance Industries Ltd.	132,842	2,097,907
Steel Authority of India Ltd.	130,743	184,624
Sun Pharmaceutical Industries Ltd.	50,627	983,178
Suzlon Energy Ltd. *	244,560	170,627
Tata Consultancy Services Ltd.	51,986	1,792,813
Tata Motors Ltd.	98,959	747,998
Tata Power Co. Ltd. (The)	173,362	783,078
Tata Steel Ltd.	494,945	888,837
Titan Co. Ltd.	8,849	336,850
Torrent Power Ltd.	15,432	229,158
Union Bank of India Ltd.	88,663	131,675
United Breweries Ltd.	2,770	61,302
UPL Ltd.	12,381	99,052

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Vedanta Ltd.	121,058	584,633
Zydus Lifesciences Ltd.	18,711	206,059
		33,062,340
Indonesia — 1.9%
Alamtri Resources Indonesia Tbk. PT	5,207,500	583,747
Astra International Tbk. PT	3,439,200	1,063,127
Bukit Asam Tbk. PT	2,631,800	386,404
Gudang Garam Tbk. PT	73,500	39,419
Indofood CBP Sukses Makmur Tbk. PT	773,400	459,422
Indofood Sukses Makmur Tbk. PT	1,349,900	697,029
Kalbe Farma Tbk. PT	433,700	37,511
Perusahaan Gas Negara Tbk. PT	5,118,700	506,034
Sarana Menara Nusantara Tbk. PT	1,392,200	51,530
Sumber Alfaria Trijaya Tbk. PT	1,487,600	209,085
Telkom Indonesia Persero Tbk. PT	5,473,800	961,172
Unilever Indonesia Tbk. PT	1,629,800	169,082
United Tractors Tbk. PT	385,000	564,148
XLSMART Telecom Sejahtera Tbk. PT	2,431,600	372,387
		6,100,097
Kuwait — 0.8%
Agility Global plc	603,553	193,897
Agility Public Warehousing Co. KSC	445,752	207,816
Mobile Telecommunications Co. KSCP	540,444	938,220
National Bank of Kuwait SAKP	355,528	1,216,894
		2,556,827
Malaysia — 3.1%
AMMB Holdings Bhd.	408,500	482,678
Axiata Group Bhd.	44,600	28,166
CELCOMDIGI Bhd.	186,500	167,916
CIMB Group Holdings Bhd.	606,500	927,106
Genting Bhd.	297,600	217,752
Genting Malaysia Bhd.	476,700	218,067
Hong Leong Financial Group Bhd.	10,200	38,542
IHH Healthcare Bhd.	212,900	331,954
Kuala Lumpur Kepong Bhd.	56,200	258,006
Malayan Banking Bhd.	532,008	1,170,109
Maxis Bhd.	673,900	542,221
Petronas Chemicals Group Bhd.	336,100	304,167
Petronas Gas Bhd.	205,500	866,328
PPB Group Bhd.	186,560	411,855
Press Metal Aluminium Holdings Bhd.	341,300	426,252
RHB Bank Bhd.	538,700	773,407
SD Guthrie Bhd.	225,000	251,342
Sime Darby Bhd.	876,000	333,937
Telekom Malaysia Bhd.	432,600	682,976
Tenaga Nasional Bhd.	429,500	1,308,235

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
YTL Corp. Bhd.	238,900	138,296
YTL Power International Bhd.	137,200	130,756
		10,010,068
Mexico — 6.2%
Alfa SAB de CV, Class A	1,003,829	732,186
Alsea SAB de CV *	25,490	76,423
America Movil SAB de CV	1,393,423	1,260,100
Arca Continental SAB de CV	101,936	1,062,750
Banco del Bajio SA (b)	87,051	195,651
Cemex SAB de CV	2,011,448	1,755,019
Coca-Cola Femsa SAB de CV	103,156	857,401
Controladora Alpek SAB de CV *	1,012,121	144,857
El Puerto de Liverpool SAB de CV, Class C1	71,248	347,761
Fibra Uno Administracion SA de CV, REIT	317,577	451,325
Fomento Economico Mexicano SAB de CV	142,539	1,288,631
Gruma SAB de CV, Class B	48,828	841,115
Grupo Aeroportuario del Centro Norte SAB de CV	68,599	912,714
Grupo Aeroportuario del Sureste SAB de CV, Class B	30,263	917,611
Grupo Carso SAB de CV	44,987	319,786
Grupo Financiero Banorte SAB de CV, Class O	274,594	2,445,510
Grupo Mexico SAB de CV	271,463	1,693,532
Industrias Penoles SAB de CV *	12,323	323,638
Kimberly-Clark de Mexico SAB de CV, Class A	415,606	778,118
Megacable Holdings SAB de CV	167,798	462,879
Orbia Advance Corp. SAB de CV	179,047	121,769
Prologis Property Mexico SA de CV, REIT	179,826	681,556
Promotora y Operadora de Infraestructura SAB de CV	68,609	810,979
Qualitas Controladora SAB de CV	31,812	288,273
Wal-Mart de Mexico SAB de CV	548,847	1,617,593
		20,387,177
Philippines — 0.3%
Globe Telecom, Inc.	3,843	109,874
Manila Electric Co.	74,210	683,166
PLDT, Inc.	11,535	260,510
Puregold Price Club, Inc.	130,000	89,144
		1,142,694
Qatar — 1.3%
Industries Qatar QSC	255,525	932,691
Mesaieed Petrochemical Holding Co.	404,959	150,544
Ooredoo QPSC	241,588	892,809
Qatar Electricity & Water Co. QSC	129,700	573,516
Qatar Fuel QSC	81,523	340,332
Qatar Gas Transport Co. Ltd.	657,808	869,008
Qatar International Islamic Bank QSC	42,982	131,300
Qatar Navigation QSC	153,524	457,072
		4,347,272

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Romania — 0.3%
NEPI Rockcastle NV	125,560	959,677
Russia — 0.0% ^
Alrosa PJSC ‡	200,448	—
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	129
GMK Norilskiy Nickel PAO ‡ *	308,700	—
Inter RAO UES PJSC ‡ *	6,142,220	6
LUKOIL PJSC ‡ *	17,853	—
M.Video PJSC ‡ *	8,526	—
Magnit PJSC ‡ *	7,858	—
Magnitogorsk Iron & Steel Works PJSC ‡	334,440	—
Mobile TeleSystems PJSC ‡ *	120,496	—
Novolipetsk Steel PJSC ‡ *	155,019	—
PhosAgro PJSC ‡	1,940	—
Rostelecom PJSC ‡	157,186	—
RusHydro PJSC ‡ *	35,715,691	36
Sberbank of Russia PJSC ‡ *	537,391	1
Severstal PAO ‡	20,498	—
Sistema AFK PAO ‡ *	308,352	—
Surgutneftegas PAO (Preference) ‡ *	655,737	1
Tatneft PJSC ‡	17,275	—
Unipro PAO ‡ *	4,941,067	5
		178
Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	177,891	346,054
Almarai Co. JSC	55,620	709,361
Arab National Bank	40,628	235,027
Arabian Centres Co. (b)	29,528	163,209
Catrion Catering Holding Co.	21,915	661,826
Elm Co.	4,060	983,642
Etihad Etisalat Co.	66,810	1,090,019
Jamjoom Pharmaceuticals Factory Co.	12,250	528,990
Jarir Marketing Co.	135,095	462,410
Leejam Sports Co. JSC	9,277	350,535
Mobile Telecommunications Co. Saudi Arabia	100,984	279,750
Mouwasat Medical Services Co.	15,564	314,685
Riyadh Cables Group Co.	17,802	620,960
SABIC Agri-Nutrients Co.	27,596	875,333
Sahara International Petrochemical Co.	62,562	298,180
SAL Saudi Logistics Services	4,915	225,331
Saudi Arabian Mining Co. *	14,030	193,972
Saudi Arabian Oil Co. (b)	333,789	2,159,833
Saudi Aramco Base Oil Co.	19,072	529,225
Saudi Cement Co.	35,875	365,722
Saudi Investment Bank (The)	48,228	184,797
Saudi Telecom Co.	184,183	2,061,688
Savola Group (The) *	29,508	194,578
Seera Group Holding *	32,245	221,880

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
United Electronics Co.	16,277	389,449
Yanbu National Petrochemical Co.	17,961	145,910
		14,592,366
South Africa — 6.2%
African Rainbow Minerals Ltd.	58,233	590,521
Aspen Pharmacare Holdings Ltd.	70,538	454,216
Bid Corp. Ltd.	41,457	1,042,328
Bidvest Group Ltd.	69,576	905,100
Clicks Group Ltd.	32,532	682,045
Exxaro Resources Ltd.	85,754	749,819
Foschini Group Ltd.	71,253	481,155
Gold Fields Ltd.	19,124	466,376
Harmony Gold Mining Co. Ltd.	82,707	1,107,399
Impala Platinum Holdings Ltd. *	84,277	796,537
Investec Ltd.	88,800	652,067
Kumba Iron Ore Ltd.	23,636	390,840
Mr Price Group Ltd.	58,085	672,141
MTN Group Ltd.	203,487	1,710,314
MultiChoice Group *	41,152	271,881
Naspers Ltd., Class N	10,270	3,170,165
Nedbank Group Ltd.	69,203	944,310
Pepkor Holdings Ltd. (b)	394,256	592,076
Shoprite Holdings Ltd.	52,611	766,829
Sibanye Stillwater Ltd. *	232,934	489,926
Tiger Brands Ltd.	46,607	776,517
Valterra Platinum Ltd.	21,525	966,686
Vodacom Group Ltd.	116,821	891,921
Woolworths Holdings Ltd.	246,054	675,370
		20,246,539
Taiwan — 10.0%
Accton Technology Corp.	9,000	265,808
Capital Securities Corp.	838,000	566,653
Catcher Technology Co. Ltd.	16,000	112,994
Cathay Financial Holding Co. Ltd.	478,000	968,828
Cheng Shin Rubber Industry Co. Ltd.	535,000	715,662
China Airlines Ltd.	1,042,000	714,018
China Motor Corp.	106,000	195,508
Chunghwa Telecom Co. Ltd.	414,000	1,789,011
CTBC Financial Holding Co. Ltd.	1,590,395	2,185,357
E.Sun Financial Holding Co. Ltd.	824,831	882,152
Eclat Textile Co. Ltd.	46,000	615,312
Eva Airways Corp.	659,000	830,933
Evergreen Marine Corp. Taiwan Ltd.	153,800	1,014,910
Far EasTone Telecommunications Co. Ltd.	297,000	810,038
Feng TAY Enterprise Co. Ltd.	113,960	450,670
First Financial Holding Co. Ltd.	727,609	718,757
Formosa Taffeta Co. Ltd.	370,000	202,410

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Fubon Financial Holding Co. Ltd.	282,416	775,139
Giant Manufacturing Co. Ltd.	66,000	252,791
International Games System Co. Ltd.	25,000	653,692
King Slide Works Co. Ltd.	10,000	880,496
MediaTek, Inc.	51,000	2,309,513
Mega Financial Holding Co. Ltd.	1,300,694	1,850,232
Nien Made Enterprise Co. Ltd.	57,000	813,659
Pou Chen Corp.	700,000	658,287
President Chain Store Corp.	112,000	959,783
SinoPac Financial Holdings Co. Ltd.	1,580,787	1,304,323
Taiwan Cooperative Financial Holding Co. Ltd.	472,655	401,165
Taiwan Fertilizer Co. Ltd.	379,000	658,276
Taiwan Mobile Co. Ltd.	265,000	934,204
Taiwan Semiconductor Manufacturing Co. Ltd.	99,000	3,811,430
Uni-President Enterprises Corp.	591,000	1,559,805
Yang Ming Marine Transport Corp.	267,000	541,666
Yuanta Financial Holding Co. Ltd.	1,323,820	1,373,175
		32,776,657
Thailand — 4.0%
Advanced Info Service PCL	146,700	1,303,393
Bangkok Bank PCL	112,100	506,700
Banpu PCL, NVDR	3,066,300	472,370
Carabao Group PCL, NVDR	194,000	327,222
Charoen Pokphand Foods PCL, NVDR	1,054,100	735,149
CP ALL PCL, NVDR	585,800	846,386
CP Axtra PCL, NVDR	69,692	43,833
Digital Telecommunications Infrastructure Fund, Class F	1,196,700	298,443
Electricity Generating PCL	45,000	152,157
Indorama Ventures PCL, NVDR	483,900	340,017
Kasikornbank PCL, NVDR	257,600	1,273,790
Krung Thai Bank PCL	1,336,100	879,013
Minor International PCL, NVDR	198,500	150,963
Osotspa PCL, NVDR	289,600	158,139
PTT Exploration & Production PCL	258,800	996,310
PTT PCL, NVDR	1,543,000	1,568,882
Ratch Group PCL	10,100	8,168
SCB X PCL, NVDR	291,700	1,126,878
Thai Oil PCL	520,800	547,803
Thai Union Group PCL, Class F	960,500	325,322
TMBThanachart Bank PCL, NVDR	9,098,200	536,680
True Corp. PCL, NVDR *	1,722,800	546,589
		13,144,207
Turkey — 6.4%
AG Anadolu Grubu Holding A/S	64,462	443,874
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S *	506,402	368,000
Akbank TAS	468,257	776,350
Akcansa Cimento A/S	134,509	471,448

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Aksa Enerji Uretim A/S *	191,540	187,450
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,027,402	382,992
Aselsan Elektronik Sanayi ve Ticaret A/S	264,115	1,214,737
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S *	118,408	304,535
Aygaz A/S	109,955	442,315
BIM Birlesik Magazalar A/S	59,102	772,356
Celebi Hava Servisi A/S	6,325	261,914
Cimsa Cimento Sanayi ve Ticaret A/S	458,768	582,331
Coca-Cola Icecek A/S	295,196	368,425
Dogan Sirketler Grubu Holding A/S *	1,303,250	509,674
Dogus Otomotiv Servis ve Ticaret A/S	76,617	346,780
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	409,445	500,397
Enerjisa Enerji A/S (b)	102,758	163,687
Enerya Enerji A/S *	2,277,304	480,157
Enka Insaat ve Sanayi A/S	460,889	787,017
Ford Otomotiv Sanayi A/S	214,866	502,934
Is Gayrimenkul Yatirim Ortakligi A/S, REIT *	81,334	36,577
Is Yatirim Menkul Degerler A/S	322,553	332,288
KOC Holding A/S	145,028	638,904
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	443,317	460,853
Migros Ticaret A/S	45,504	586,828
MLP Saglik Hizmetleri A/S * (b)	57,035	535,998
Nuh Cimento Sanayi A/S	43,154	248,114
Oyak Cimento Fabrikalari A/S *	856,856	503,627
Pegasus Hava Tasimaciligi A/S *	91,456	566,479
Sok Marketler Ticaret A/S	386,660	354,936
TAV Havalimanlari Holding A/S *	77,830	470,291
Tekfen Holding A/S *	227,644	604,512
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	365,032	655,974
Turk Hava Yollari AO	98,636	698,308
Turk Telekomunikasyon A/S *	450,917	604,448
Turk Traktor ve Ziraat Makineleri A/S	16,439	238,923
Turkcell Iletisim Hizmetleri A/S	290,486	665,965
Turkiye Garanti Bankasi A/S	56,907	199,511
Turkiye Is Bankasi A/S, Class C	1,703,299	620,071
Turkiye Petrol Rafinerileri A/S	178,541	741,773
Ulker Biskuvi Sanayi A/S	126,428	340,787
Yapi ve Kredi Bankasi A/S *	774,158	640,246
Zorlu Enerji Elektrik Uretim A/S *	4,190,861	346,318
		20,959,104
United Arab Emirates — 5.2%
Abu Dhabi Commercial Bank PJSC	400,302	1,771,375
Abu Dhabi Islamic Bank PJSC	209,330	1,374,451
Abu Dhabi National Oil Co. for Distribution PJSC	507,145	512,247
ADNOC Drilling Co. PJSC	426,313	677,820
ADNOC Logistics & Services	305,860	388,045
Air Arabia PJSC	738,325	746,391

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Aldar Properties PJSC	531,014	1,372,213
Borouge plc	599,327	430,514
Dubai Electricity & Water Authority PJSC	1,018,825	767,123
Dubai Islamic Bank PJSC	484,341	1,313,563
Emaar Development PJSC	240,211	980,287
Emaar Properties PJSC	508,477	2,105,758
Emirates NBD Bank PJSC	101,122	736,449
Emirates Telecommunications Group Co. PJSC	295,585	1,524,177
NMDC Group PJSC	105,678	718,129
Salik Co. PJSC	544,924	948,393
Space42 plc *	348,961	206,584
Talabat Holding plc	1,094,741	374,515
		16,948,034
United Kingdom — 0.6%
Anglogold Ashanti plc	40,245	1,829,966
United States — 0.2%
GCC SAB de CV	50,405	471,266
Titan SA	8,354	344,392
		815,658
Total Common Stocks (Cost $281,061,766)		325,820,411
	NO. OF WARRANTS
Warrants — 0.0% ^
Malaysia — 0.0% ^
YTL Corp. Bhd. expiring 6/2/2028, price 1.50 MYR *	212,660	48,313
YTL Power International Bhd. expiring 6/2/2028, price 2.45 MYR *	68,800	26,047
Total Warrants (Cost $—)		74,360
	SHARES
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (d) (e)(Cost $520,850)	520,850	520,850
Total Investments — 99.8% (Cost $281,582,616)		326,415,621
Other Assets in Excess of Liabilities — 0.2%		518,247
NET ASSETS — 100.0%		326,933,868

Percentages indicated are based on net assets.

Abbreviations
JSC	Joint Stock Company
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $476,042.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.3%
Oil, Gas & Consumable Fuels	8.5
Metals & Mining	6.8
Food Products	3.9
Wireless Telecommunication Services	3.9
Electric Utilities	3.8
Diversified Telecommunication Services	3.8
Pharmaceuticals	3.4
Transportation Infrastructure	3.1
Independent Power and Renewable Electricity Producers	2.8
Consumer Staples Distribution & Retail	2.8
IT Services	2.4
Beverages	2.2
Chemicals	2.2
Industrial Conglomerates	2.1
Specialty Retail	2.0
Semiconductors & Semiconductor Equipment	1.9
Real Estate Management & Development	1.8
Automobiles	1.6
Construction Materials	1.5
Broadline Retail	1.5
Gas Utilities	1.5
Machinery	1.4
Passenger Airlines	1.3
Insurance	1.2
Marine Transportation	1.1
Electrical Equipment	1.1
Personal Care Products	1.1
Textiles, Apparel & Luxury Goods	1.1
Construction & Engineering	1.0
Others (each less than 1.0%)	10.7
Short-Term Investments	0.2
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	16	09/19/2025	USD	990,000	21,692

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of July 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	22,012	EGP	1,072,521	JPMorgan Chase Bank NA**	8/5/2025	(70)
Total unrealized depreciation						(70)
Net unrealized depreciation						(70)

Abbreviations
EGP	Egyptian Pound
USD	United States Dollar

**	Non-deliverable forward.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$35,779,975	$—	$—	$35,779,975
Chile	7,108,799	—	—	7,108,799
China	1,482,223	67,455,822	— (a)	68,938,045
Colombia	489,946	—	—	489,946
Czech Republic	—	1,664,635	—	1,664,635
Egypt	—	636,383	—	636,383
Greece	2,846,951	5,641,128	—	8,488,079
Hungary	953,200	1,882,488	—	2,835,688
India	—	33,062,340	—	33,062,340
Indonesia	411,806	5,688,291	—	6,100,097
Kuwait	193,897	2,362,930	—	2,556,827
Malaysia	1,624,204	8,385,864	—	10,010,068
Mexico	20,387,177	—	—	20,387,177
Philippines	772,310	370,384	—	1,142,694
Qatar	3,172,619	1,174,653	—	4,347,272
Romania	959,677	—	—	959,677
Russia	—	—	178	178
Saudi Arabia	1,845,190	12,747,176	—	14,592,366
South Africa	8,127,231	12,119,308	—	20,246,539
Taiwan	—	32,776,657	—	32,776,657
Thailand	3,139,706	10,004,501	—	13,144,207
Turkey	3,924,396	17,034,708	—	20,959,104
United Arab Emirates	3,032,690	13,915,344	—	16,948,034
United Kingdom	—	1,829,966	—	1,829,966
United States	471,266	344,392	—	815,658
Total Common Stocks	96,723,263	229,096,970	178	325,820,411
Warrants	—	74,360	—	74,360
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	520,850	—	—	520,850
Total Investments in Securities	$97,244,113	$229,171,330	$178	$326,415,621
Appreciation in Other Financial Instruments
Futures Contracts	$21,692	$—	$—	$21,692
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(70)	$—	$(70)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$21,692	$(70)	$—	$21,622

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2025.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$—	$1,608,071	$1,087,221	$—	$—	$520,850	520,850	$6,714	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	1,185,453	25,608,002	26,793,455	—	—	—	—	21,219	—
Total	$1,185,453	$27,216,073	$27,880,676	$—	$—	$520,850		$27,933	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.